Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share
Earnings per share
Basic earnings (loss) per share is computed by dividing net (loss) available to Sirius Group common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income available to Sirius Group common shareholders by the weighted-average number of common shares outstanding adjusted to give effect to potentially dilutive securities.
Sirius Group has issued preference shares that qualify as participating securities which requires the application of the two-class method to compute both basic and diluted earnings per share. The two-class method is an earnings allocation formula that treats participating securities as having rights to earnings that would otherwise have been available to common shareholders. The preference shares Sirius Group has issued have no obligation to absorb losses of the Company in periods of net (loss).
The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2019, 2018, and 2017:

(Millions, except share and per share information)	2019	2018	2017
Basic earnings per share
Numerator:
Net (loss)	$(45.6)	$(16.7)	$(136.3)
Less: Income attributable to non-controlling interests	(1.7)	(1.4)	(13.7)
Change in carrying value of SeriesﾠB preference shares	9.2	(36.4)	—
Less: Accrued dividends on SeriesﾠA redeemable preference shares	—	(2.6)	(6.1)
Add: Redemption of SeriesﾠA redeemable preference shares	—	13.8	—
Net (loss) attributable to Sirius Group common shareholders	$(38.1)	$(43.3)	$(156.1)
Denominator:
Weighted average shares outstanding for basic earnings per share(1)(2)	115,234,105	119,253,924	120,000,000
Basic earnings per share	$(0.33)	$(0.36)	$(1.30)
Diluted earnings per share
Numerator:
Net (loss) attributable to Sirius Group common shareholders	$(38.1)	$(43.3)	$(156.1)
Change in carrying value of Series B preference shares	(9.2)	—	—
Net (loss) attributable to Sirius Group common shareholders on a diluted basis	$(47.3)	$(43.3)	$(156.1)
Denominator:
Weighted average shares outstanding for basic earnings per share(1)(2)	115,234,105	119,253,924	120,000,000
Add: Series B preference shares	11,901,670	—	—
Weighted average shares outstanding for diluted earnings per share(1)(2)	127,135,775	119,253,924	120,000,000
Diluted earnings per share	$(0.37)	$(0.36)	$(1.30)
(1)As of December 31, 2019, there were a total of 17,057,249 potentially dilutive securities excluded from the calculation of Diluted earnings per share.
(2)As of December 31, 2018, there were a total of 23,433,114 potentially dilutive securities excluded from the calculation of Diluted earnings per share.As of December 31, 2017, there were no potentially dilutive securities.